PROPERTY AND EQUIPMENT, NET - Depreciation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation expense
Depreciation of property and equipment	¥ 1,543,130	¥ 1,057,171	¥ 682,451
Cost of revenue
Depreciation expense
Depreciation of property and equipment	1,418,846	1,045,446	674,560
General and administrative expenses
Depreciation expense
Depreciation of property and equipment	120,604	10,448	7,319
Research and development expenses
Depreciation expense
Depreciation of property and equipment	¥ 3,680	¥ 1,277	¥ 572